SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS
	On January 13, 2015, the Company issued 280,000 shares of common stock to repay the loan. (See Note 7)	NOTE 14 – SUBSEQUENT EVENT None.